OTHER PAYABLES AND ACCRUALS (Tables)	12 Months Ended
Sep. 30, 2012
Payables and Accruals [Abstract]
Schedule Of Other Payables and Accruals [Table Text Block]

Other payables and accruals consisted of the following:

	As of September 30, 2012	As of September 30, 2011
	US$(’000)	US$(’000)
Accrued employee benefits	24	17
Deposits from suppliers	33	47
Other payables	110	91
Total	167	155